UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22139

Oppenheimer Rochester Short Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 8/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—95.9%
Alabama—0.1%
$645,000	AL Health Care Authority for Baptist Health of Alabama	5.000%	11/15/2021	09/30/2018	A	$646,825
255,000	AL Public Hsg. Authority, Series B	4.450	01/01/2024	09/30/2018	A	255,479
10,000	Baldwin County, AL Public Building Authority	4.375	06/01/2028	09/30/2018	A	10,019
460,000	Mobile, AL Improvement District (McGowin Park)	4.000	08/01/2020	11/24/2019	B	464,554
						1,376,877

Alaska—0.8%
8,315,000	Koyukuk, AK Revenue (Tanana Chiefs Conference Health Care Facility-Dena’ Nena’ Henash)	7.000	10/01/2023	08/11/2019	C	8,709,297
150,000	University of Alaska	4.000	10/01/2023	10/01/2019	A	153,197
						8,862,494

Arizona—1.2%
10,000	AZ Board of Regents COP (University of Arizona & Arizona State University BioMed)	4.375	06/01/2024	09/30/2018	A	10,019
105,000	AZ Game & Fish Department (Administration Building)	5.000	07/01/2032	09/30/2018	A	105,233
180,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.000	09/01/2026	01/06/2023	B	179,413
8,125,000	Pima County, AZ IDA Floaters Series 2015-XF0087 Trust	1.760 [2]	03/01/2030	09/07/2018	A	8,125,000
275,000	Pinal County, AZ Unified School District No. 43 (Apache Junction)	4.000	07/01/2020	01/01/2019	A	277,123
50,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/JCLHN Obligated Group)	5.000	09/01/2022	09/30/2018	A	50,116
1,825,000	Surprise, AZ Municipal Property Corp.	4.700	04/01/2022	10/01/2018	A	1,829,161
2,155,000	Westpark, AZ Community Facilities District	4.000	07/15/2025	09/06/2022	B	2,189,868
1,030,000	Yavapai County, AZ IDA (Arizona Agribusiness and Equine Center)[1]	3.900	09/01/2024	11/14/2021	B	1,040,970
						13,806,903

Arkansas—0.0%
25,000	AR Devel. Finance Authority (Arkansas Enterprises for the Developmentally Disabled)	5.250	11/01/2019	09/30/2018	A	25,069

California—7.6%
160,000	Adelanto, CA School District	3.745 [3]	09/01/2018	09/01/2018		160,000
8,915,000	Alhambra, CA COP (Police Facilities)[1]	6.750	09/01/2023	05/07/2021	B	9,715,656

1      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000,000	Anaheim, CA Public Financing Authority	6.000%	09/01/2024	01/03/2023	B	$5,782,800
20,000	Barstow, CA Redevel. Agency	4.700	09/01/2022	09/30/2018	A	20,049
450,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2022	09/01/2022		494,073
475,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2023	09/01/2023		530,133
20,000	CA County Tobacco Securitization Agency	4.250	06/01/2021	09/30/2018	A	20,130
45,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	09/30/2018	A	45,442
5,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	10/01/2018		5,011
5,250,000	CA Educational Facilities Authority (Claremont Graduate University) Floaters Series 2017-7007 Trust	2.060 [2]	03/01/2042	09/13/2018	A	5,250,000
10,000,000	CA Health Facilities Financing Authority (Dignity Health) SPEARS	1.780 [2]	03/01/2028	09/13/2018	A	10,000,000
570,000	CA Pollution Control Financing Authority (Calplant I)	7.000	07/01/2022	10/09/2021	B	590,708
170,000	CA Public Works (California Community Colleges)	4.500	10/01/2026	09/30/2018	A	170,335
20,000	CA Public Works (California Community Colleges)	4.875	12/01/2018	09/30/2018	A	20,050
50,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	09/16/2018	A	50,134
25,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	09/30/2018	A	25,071
5,000	CA Public Works (Dept. of Forestry)	4.875	10/01/2018	10/01/2018		5,012
50,000	CA Public Works (Various Community Colleges)	4.875	12/01/2018	09/30/2018	A	50,125
195,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	09/30/2018	A	195,585
375,000	CA Statewide CDA (588 Charleston Project)	5.000	11/01/2019	05/07/2019	B	381,728
1,550,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	1,642,427
20,000	CA Statewide CDA Water & Wastewater	4.900	10/01/2018	10/01/2018		20,050
25,000	CA Water Resource Devel. GO, Series M	4.000	10/01/2018	10/01/2018		25,048
35,000	CA Water Resource Devel. GO, Series Q	4.750	03/01/2021	09/30/2018	A	35,079
265,000	Castaic, CA Union School District	2.859 [3]	11/01/2019	09/09/2019	B	256,668
405,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2018		407,280
15,000	El Paso De Robles, CA GO	5.000	08/01/2019	09/30/2018	A	15,037
5,000	Fresno, CA Sewer System[1]	5.250	09/01/2019	03/07/2019	B	5,087

2      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$4,545,000	Fullerton, CA Public Financing Authority	5.000%	09/01/2024	03/01/2019	A	$4,621,720
75,000	Gilroy, CA GO (Gilroy Community Library)	5.000	02/01/2023	09/30/2018	A	75,202
1,200,000	Howell Mountain, CA Elementary School District	3.418 [3]	08/01/2027	09/10/2024	B	876,552
580,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2019	10/15/2019		602,081
610,000	Imperial, CA PFA (Wastewater Facility)	5.000	10/15/2020	10/15/2020		650,510
845,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2019	10/15/2019		877,169
885,000	Imperial, CA PFA (Water Facility)	5.000	10/15/2020	10/15/2020		943,773
960,000	Jefferson, CA Union High School District	6.250	08/01/2020	09/07/2019	B	1,005,139
105,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	2.000	09/01/2018	09/01/2018		105,000
10,000	Lodi, CA Wastewater System	4.750	10/01/2024	09/30/2018	A	10,023
175,000	Los Angeles County, CA Public Works Financing Authority	5.500	10/01/2018	10/01/2018		175,523
5,000	Maricopa, CA Unified School District	4.125	11/01/2018	09/30/2018	A	5,008
30,000	Modesto, CA COP (Golf Course)	5.000	11/01/2023	06/21/2021	B	31,235
13,720,000	Montebello, CA Unified School District Floaters Series 2017- XF0576 Trust	1.910 [2]	08/01/2046	09/07/2018	A	13,720,000
900,000	Natomas, CA Unified School District[1]	5.950	09/01/2021	03/21/2020	B	949,410
705,000	Northern, CA Inyo County Local Hospital District	6.000	12/01/2021	03/21/2020	A	726,051
75,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	01/05/2019	A	77,260
2,210,000	Orange County, CA COP (Civic Center Facilities)	3.330 [3]	12/01/2018	12/01/2018		2,201,469
1,365,000	Palomar Pomerado, CA Health Care District COP	5.500	11/01/2019	05/08/2019	B	1,397,214
630,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2018	09/01/2018		630,000
665,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2019	09/01/2019		684,238
695,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2020	09/01/2020		732,801
115,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2018	09/02/2018		115,000

3      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$120,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000%	09/02/2019	09/02/2019		$122,150
125,000	Riverside County, CA Improvement Bond Act 1915 (Rivercrest Assessment District No. 168)	5.000	09/02/2020	09/02/2020		129,381
245,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)	6.500	12/01/2021	06/30/2020	B	265,195
20,000	Rocklin, CA Unified School District Community Facilities District No. 1	4.125	09/01/2019	09/30/2018	A	20,024
3,810,000	Sacramento, CA City Financing Authority	5.400	11/01/2020	11/14/2019	B	3,963,962
25,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		25,074
530,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2021	09/01/2021		567,932
100,000	San Juan Capistrano, CA GO	3.000	08/01/2021	09/30/2018	A	100,092
45,000	San Rafael, CA Redevel. Agency Tax Allocation (Central San Rafael Redevel.)	4.500	12/01/2018	09/30/2018	A	45,089
25,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	4.100	09/01/2019	09/30/2018	A	25,040
300,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2019	11/15/2019		310,959
605,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2020	11/15/2020		643,895
365,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2021	11/15/2021		397,646
255,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2021	09/01/2021		275,160
220,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	09/15/2018	A	220,931
287,000	Vallejo, CA Sanitation & Flood Control District	5.000	07/01/2019	07/01/2019		293,337
130,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	134,245
510,000	Vernon, CA Electric System	5.125	08/01/2021	08/01/2019	A	524,127
15,000	Westlands, CA Water District	4.500	09/01/2023	09/30/2018	A	15,031
250,000	Westlands, CA Water District	5.000	09/01/2021	09/01/2021		273,025
250,000	Westlands, CA Water District	5.000	09/01/2022	09/01/2022		279,023

4      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,980,000	Whittier, CA Health Facilities (PIH/IC/IMC/DRMCH Obligated Group)	4.900%	06/01/2026	03/08/2021	A	$11,736,193
						87,498,607

Colorado—5.2%
95,000	Arkansas River, CO Power Authority	5.000	10/01/2020	10/13/2019	B	97,845
40,000	CO E-470 Public Highway Authority	5.250	09/01/2018	09/01/2018		40,000
5,360,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2015-XF1001 Trust	1.830 [2]	01/01/2045	09/19/2018	A	5,360,000
17,850,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2015-XF1003 Trust	1.830 [2]	02/01/2041	09/07/2018	A	17,850,000
33,250,000	CO Health Facilities Authority (Catholic Health Initiatives) Floaters Series 2017-018 Trust	1.740 [2]	03/01/2032	09/10/2018	A	33,250,000
1,105,000	Public Authority for CO (Natural Gas Energy)	5.750	11/15/2018	11/15/2018		1,113,232
15,000	Pueblo County, CO GO COP	4.500	12/01/2024	09/30/2018	A	15,032
1,919,000	Southglenn, CO Metropolitan District	3.000	12/01/2021	06/28/2020	B	1,910,441
5,000	Weld County, CO School District RE002	5.000	12/01/2021	09/30/2018	A	5,013
						59,641,563

Connecticut—2.8%
6,120,000	CT GO4	4.150	06/01/2020	06/01/2020		6,244,787
1,000,000	CT GO	5.000	06/01/2024	06/01/2022	A	1,080,490
11,915,000	CT GO	5.000	06/01/2025	06/01/2022	A	12,825,663
5,350,000	CT GO	5.000	11/01/2025	11/01/2021	A	5,731,348
5,050,000	CT GO	5.000	03/01/2027	03/01/2023	A	5,468,999
200,000	CT H&EFA (Supported Child Care)	3.000	07/01/2020	07/01/2020		204,028
170,000	Darien, CT GO	4.000	07/15/2019	09/30/2018	A	170,326
100,000	Naugatuck, CT GO	5.875	02/15/2021	02/15/2020	B	105,254
25,000	Winchester, CT GO	4.500	06/01/2019	09/30/2018	A	25,050
						31,855,945

Delaware—0.0%
30,000	Wilmington, DE GO	4.000	06/01/2022	09/30/2018	A	30,051
20,000	Wilmington, DE GO	4.000	06/01/2023	09/30/2018	A	20,035
						50,086

District of Columbia—0.9%
625,000	District of Columbia (Kipp Charter School)	5.000	07/01/2023	01/21/2022	B	685,812
4,775,000	District of Columbia Water & Sewer Authority	5.500	10/01/2023	11/09/2021	B	5,281,150

5      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
District of Columbia (Continued)
$355,000	Metropolitan Washington D.C. Airport Authority	5.125%	10/01/2034	10/01/2018	A	$355,930
4,070,000	Metropolitan Washington D.C. Airport Authority	5.250	10/01/2025	10/01/2018	A	4,081,030
						10,403,922

Florida—7.0%
150,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	5.500	10/01/2022	11/11/2020	B	155,905
685,000	Bonaventure, FL Devel. District Special Assessment	5.125	11/01/2022	09/30/2018	A	686,315
70,000	Dade County, FL HFA (Baptist Hospital of Miami)	5.750	05/01/2021	05/14/2020	B	74,289
100,000	FL Capital Projects Financing Authority (Florida Universities Student Hsg.)	5.125	10/01/2021	09/30/2018	A	100,113
810,000	FL Capital Trust Agency (Gardens Apartments)	3.500	07/01/2025	05/23/2022	B	822,968
3,935,000	FL HFC (Homeowner Mtg.)	3.650	07/01/2041	07/01/2024	A	3,949,205
1,695,000	FL Municipal Power Agency	5.000	10/01/2024	10/01/2022	A	1,878,874
180,000	Gulf, FL Environmental Services	5.000	10/01/2018	10/01/2018		180,463
15,000	Hernando County, FL School Board	4.875	12/01/2018	09/30/2018	A	15,036
100,000	Jea, FL St. John’s River Power Park System	4.000	10/01/2032	09/30/2018	A	100,162
35,000	Miami, FL Special Obligation (Street & Sidewalk Program)	5.250	01/01/2029	01/01/2019	A	35,377
11,130,000	Miami-Dade County, FL Expressway Authority Toll System Floaters Series 2012-DCL006 Trust	1.790 [2]	07/01/2034	09/13/2018	A	11,130,000
17,585,000	Miami-Dade County, FL School Board Floaters Series 2013-DCL002 Trust	1.790 [2]	05/01/2031	09/07/2018	A	17,585,000
10,000,000	Miami-Dade County, FL School Board Floaters Series 2013-DCL003 Trust	1.790 [2]	08/01/2027	09/13/2018	A	10,000,000
15,500,000	Miami-Dade County, FL School Board Floaters Series 2013-DCL005 Trust	1.790 [2]	05/01/2037	09/07/2018	A	15,500,000
25,000	Oldsmar, FL Water & Sewer	5.120 [3]	07/01/2020	01/01/2019	A	21,618
25,000	Orange County, FL (Sales Tax)	6.125	01/01/2019	09/30/2018	A	25,369
135,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	6.125	09/15/2021	04/21/2020	B	142,119
100,000	Sarasota County, FL Public Hospital Board (Miles-Sarasota Memorial Hospital)[4]	0.000	10/01/2021	10/01/2021		104,186

6      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$500,000	Seminole County, FL Water & Sewer	6.000%	10/01/2019	04/07/2019	B	$511,370
570,000	South Lake County, FL Hospital District (South Lake Hospital)	6.000	04/01/2029	04/01/2019	A	581,024
6,615,000	St. Lucie County, FL Utility System	6.000	10/01/2020	10/15/2019	B	6,910,889
25,000	Sunrise, FL Special Tax District No. 1	4.875	10/01/2018	10/01/2018		25,061
540,000	Tampa, FL Sports Authority (Tampa Bay Arena)	5.750	10/01/2020	10/12/2019	B	562,572
9,110,000	Twin Creeks North, FL Community Devel. District Floaters Series 2017-XF1066 Trust	1.860 [2]	11/01/2047	09/13/2018	A	9,110,000
						80,207,915

Georgia—0.8%
20,000	Carrollton, GA Payroll Devel. Authority (State University of West Georgia Foundation)	4.250	08/01/2025	09/30/2018	A	20,032
265,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority[1]	5.250	10/01/2019	04/06/2019	B	270,191
40,000	College Park, GA (Atlanta International Airport)	4.375	01/01/2026	09/30/2018	A	40,081
5,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	09/30/2018	A	5,013
65,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	09/30/2018	A	65,168
990,000	GA Municipal Electric Authority[4]	3.851	01/01/2020	01/01/2020		998,623
1,305,000	GA Municipal Electric Authority[4]	3.851	01/01/2021	01/01/2021		1,320,268
55,000	GA Municipal Electric Authority	5.000	01/01/2023	09/25/2018	A	55,142
170,000	GA Municipal Electric Authority	5.700	01/01/2019	01/01/2019		172,120
25,000	GA Municipal Electric Authority	5.700	01/01/2019	01/01/2019		25,312
250,000	GA Municipal Electric Authority	5.750	01/01/2020	09/25/2018	A	250,570
575,000	GA Private Colleges & University Authority (Mercer University)	5.000	10/01/2020	10/01/2020		605,515
280,000	GA Private Colleges & University Authority (Spelman College)	5.250	06/01/2021	09/30/2018	A	280,787
5,000	Gwinnett County, GA Hospital Authority	4.500	10/01/2024	09/30/2018	A	5,011
165,000	Metropolitan Atlanta, GA Rapid Transit Authority	6.250	07/01/2020	01/06/2020	B	173,831
30,000	Milledgeville & Baldwin County, GA Devel. Authority (Georgia College & State University Foundation Property)	4.500	09/01/2025	09/30/2018	A	30,035
4,800,000	Morgan County, GA Hospital Authority (USDA Replacement Hospital)	2.750	09/01/2019	09/01/2019		4,813,056
						9,130,755

7      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Idaho—0.0%
$85,000	University of Idaho	5.250%[2]	04/01/2041	03/05/2021	B	$91,337
Illinois—11.7%
400,000	Bolingbrook, IL Park District	5.250	01/01/2020	07/05/2019	B	410,376
8,870,000	Centerpoint, IL Intermodal Center Program	4.000 [2]	06/15/2023	06/15/2023		8,947,879
500,000	Chicago, IL Board of Education	2.893 [3]	12/01/2022	12/01/2022		443,665
550,000	Chicago, IL Board of Education	5.000	12/01/2027	12/01/2018	A	554,087
12,800,000	Chicago, IL Board of Education	6.000	01/01/2020	07/08/2019	B	13,065,856
4,745,000	Chicago, IL Board of Education (School Reform)	3.093 [3]	12/01/2020	12/01/2020		4,473,396
5,000,000	Chicago, IL Board of Education Floaters Series 2013-DCL001 Trust	2.010 [2]	12/01/2030	09/13/2018	A	5,000,000
80,000	Chicago, IL Building Acquisition COP	5.400	01/01/2019	09/30/2018	A	80,225
6,110,000	Chicago, IL City Colleges	3.895 [3]	01/01/2024	01/01/2024		5,034,762
105,000	Chicago, IL GO	5.000	12/01/2020	09/30/2018	A	105,334
100,000	Chicago, IL GO	5.000	12/01/2021	09/30/2018	A	100,317
1,655,000	Chicago, IL GO	5.000	12/01/2024	09/30/2018	A	1,660,280
3,695,000	Chicago, IL GO	5.000	01/01/2026	09/30/2018	A	3,704,644
425,000	Chicago, IL GO	5.000	01/01/2026	09/30/2018	A	426,075
175,000	Chicago, IL GO	5.000	01/01/2027	09/30/2018	A	175,446
245,000	Chicago, IL GO	5.000	01/01/2027	09/30/2018	A	246,651
450,000	Chicago, IL GO	5.250	01/01/2020	01/01/2020		468,257
1,600,000	Chicago, IL Public Building Commission	7.000	01/01/2020	07/09/2019	B	1,667,344
40,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	09/30/2018	A	40,114
905,000	Chicago, IL Waterworks	5.000	11/01/2025	11/01/2018	A	909,878
225,000	Clinton, Bond, Fayette, Jefferson Counties, IL Community College District No. 501 (Kaskaskia)	5.050	12/01/2025	12/01/2018	A	226,154
1,800,000	Cook County, IL Community College District No. 508 (City Colleges Chicago)	5.000	12/01/2021	12/01/2021		1,910,808
2,000,000	Cook County, IL Community High School District No. 219 (Niles Township)	5.500	12/01/2019	06/11/2019	B	2,053,860
485,000	Cook County, IL School District No. 148 Dolton	4.500	12/01/2027	11/02/2019	C	496,271
380,000	Cook County, IL School District No. 148 Dolton	4.750	12/01/2022	12/01/2018	A	382,398
700,000	Cook County, IL School District No. 159 Matteson-Richton Park	2.948 [3]	12/01/2020	12/01/2020		662,270
385,000	Du Page County, IL Community Unit School District No. 200 Wheaton-Warrenville	5.000	10/01/2021	10/01/2018	A	385,974
45,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)	5.250	12/01/2022	02/16/2021	B	44,912

8      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$105,000	Eastern Illinois University (Auxiliary Facilities System)	4.125%	04/01/2022	04/01/2022		$103,507
300,000	Franklin & Williamson Counties, IL Community Unit School District No. 168	3.250	12/01/2018	12/01/2018		300,468
995,000	IL Civic Center	6.250	12/15/2020	12/31/2019	B	1,026,402
290,000	IL Finance Authority (AHCN/AH&HC/ANSHN/ACMC/ASH Obligated Group)	5.500	11/01/2018	11/01/2018		291,720
460,000	IL Finance Authority (BHF Chicago Hsg. Group)	4.250	12/01/2027	09/25/2023	B	463,114
1,540,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2021	07/01/2021		1,653,821
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2022	07/01/2022		1,094,000
1,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	5.000	07/01/2023	07/01/2023		1,109,990
2,085,000	IL GO	4.000	05/01/2024	05/01/2024		2,108,081
7,500,000	IL GO	5.000	08/01/2022	08/01/2022		8,091,825
3,500,000	IL GO1	5.000	10/01/2022	10/01/2022		3,701,635
7,250,000	IL GO	5.000	01/01/2023	01/01/2020	A	7,456,263
1,000,000	IL GO	5.000	04/01/2024	10/05/2018	A	1,002,880
2,000,000	IL GO	5.000	11/01/2025	11/01/2025		2,132,260
13,800,000	IL GO Floaters Series 2015-XF1012 Trust	1.790 [2]	07/01/2033	09/07/2018	A	13,800,000
5,715,000	IL GO Floaters Series 2015-XF1013 Trust	1.810 [2]	05/01/2033	09/07/2018	A	5,715,000
5,000	IL Health Facilities Authority (Michael Reese Hospital & Medical Center)	7.600	02/15/2019	09/30/2018	A	5,133
45,000	IL Hsg. Devel. Authority	4.600	09/01/2025	09/30/2018	A	45,097
160,000	IL Hsg. Devel. Authority[1]	4.625	07/01/2023	09/30/2018	A	160,328
120,000	IL Medical District COP	5.000	06/01/2022	09/30/2018	A	120,140
1,645,000	IL Regional Transportation Authority	6.700	11/01/2021	06/01/2020	B	1,774,659
160,000	IL Sales Tax	6.500	06/15/2022	12/20/2021	B	169,286
400,000	Iroquois & Kankakee Counties, IL Community Unit School District No. 4	4.125	11/01/2019	09/30/2018	A	400,792
500,000	Kankakee County, IL Community Unit School District No. 1	5.000	02/01/2019	02/01/2019		506,590
600,000	Kankakee County, IL Community Unit School District No. 1	5.000	02/01/2020	02/01/2020		625,410
240,000	Lee & Ogle Counties, IL Community Unit School District No. 275	5.300	12/01/2018	12/01/2018		242,136

9      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,000,000	Madison Macoupin Counties, IL Community College Districts No. 536	5.000%	11/01/2021	11/01/2021		$1,070,660
310,000	Matteson, IL Waterworks	4.000	12/01/2019	09/30/2018	A	310,381
460,000	North Chicago, IL GO	4.000	11/01/2019	09/30/2018	A	460,630
600,000	Northern IL University COP	4.000	09/01/2019	09/01/2019		611,688
150,000	Riverdale, IL GO	4.800	01/01/2023	09/30/2018	A	150,167
300,000	Saint Clair County, IL School District No. 189 East Saint Louis	5.100	01/01/2020	01/01/2020		300,891
165,000	Southwestern IL Devel. Authority (Granite City)	5.250	03/01/2023	03/01/2019	A	165,479
1,080,000	Southwestern IL Devel. Authority (Memorial Group)	6.375	11/01/2023	05/31/2022	B	1,230,714
2,110,000	University of Illinois Board of Trustees COP	5.250	10/01/2022	09/30/2018	A	2,115,697
1,020,000	University of Illinois Board of Trustees COP	5.250	10/01/2026	09/30/2018	A	1,022,754
385,000	University Park, IL (Village of University Park Illinois)	4.200	12/01/2018	09/30/2018	A	385,747
70,000	University Park, IL (Village of University Park Illinois)	4.250	12/01/2018	09/30/2018	A	70,138
20,455,000	Will County, IL Community Unit School District No. 365 (Valley View)	3.443 [3]	11/01/2023	11/01/2023		17,840,646
750,000	Will County, IL School District No. 88A Richland	4.100	10/01/2025	10/01/2019	A	761,333
						134,274,695

Indiana—2.2%
8,705,000	Gary, IN Sanitary District	5.050	01/15/2029	12/16/2021	A	9,398,527
890,000	Gary/Chicago, IN International Airport Authority	5.500	02/01/2025	02/01/2019	A	902,531
9,075,000	IN Transportation Finance Authority	5.500	12/01/2022	06/26/2021	B	9,966,710
3,000,000	Indiana, IN Bond Bank Special Program Floaters Series 2015-XF0115	1.830 [2]	10/15/2019	09/07/2018	A	3,000,000
45,000	Lawrence Township, IN School Building Corp.	5.000	07/10/2019	04/12/2019	B	45,849
615,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)	5.050	04/01/2026	06/11/2023	B	590,302
835,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)	4.500	01/01/2026	08/17/2023	B	812,605
						24,716,524

Iowa—0.0%
5,000	IA HFA (Multifamily Hsg.)	6.000	04/01/2021	10/01/2018	A	5,012

10      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Iowa (Continued)
$500,000	Sioux City, IA Community School District	3.300%	10/01/2024	10/01/2018	A	$500,540
						505,552

Kansas—0.0%
25,000	KS Devel. Finance Authority	5.250	11/01/2028	11/01/2018	A	25,146

Kentucky—1.9%
25,000	Jefferson County, KY Capital Projects	4.375	06/01/2028	09/30/2018	A	25,047
7,665,000	KY Property & Building Commission	5.000	08/01/2020	08/01/2020		8,085,349
4,750,000	KY Property & Building Commission	5.000	05/01/2027	05/01/2027		5,434,238
5,000,000	KY Property & Building Commission	5.000	05/01/2028	05/01/2028		5,764,750
10,000	KY Rural Water Finance Corp.	4.375	02/01/2023	09/30/2018	A	10,020
10,000	KY Rural Water Finance Corp.	4.750	02/01/2028	09/24/2018	A	10,019
1,375,000	Pikeville, KY Hospital (Pikeville Medical Center)	6.250	03/01/2024	03/01/2021	A	1,492,081
1,030,000	University of Kentucky	5.000	11/01/2022	11/01/2018	A	1,038,765
						21,860,269

Louisiana—0.2%
1,750,000	LA Tobacco Settlement Financing Corp. (TASC)	5.000	05/15/2020	05/15/2020		1,836,398
390,000	Monroe, LA Sales Tax	3.000	03/01/2020	09/30/2018	A	390,339
						2,226,737

Maryland—0.0%
65,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	4.400	07/01/2021	09/30/2018	A	65,127
10,000	MD H&HEFA (Johns Hopkins Health System)	4.987 [3]	07/01/2019	07/01/2019		9,842
						74,969

Massachusetts—1.2%
1,355,000	Boston, MA Water & Sewer	5.250	11/01/2019	03/22/2019	B	1,378,821
465,000	Boston, MA Water & Sewer	5.250	11/01/2019	11/01/2019		473,175
10,000	Lynn, MA GO	4.500	07/15/2024	09/30/2018	A	10,019
1,855,000	MA Bay Transportation Authority	7.000	03/01/2021	03/01/2021		1,989,376
10,000	MA Devel. Finance Agency (Linden Ponds)	4.680	11/15/2021	11/15/2021		10,051
17,340	MA Devel. Finance Agency (Linden Ponds)	6.250	11/15/2018	11/15/2018		17,391
580,000	MA Devel. Finance Agency (Visual & Performing Arts)	6.000	08/01/2021	08/15/2020	B	618,396

11      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$130,000	MA Educational Financing Authority, Series I	5.250%	01/01/2019	01/01/2019		$131,426
640,000	MA H&EFA (Milford Regional Medical Center)	5.000	07/15/2022	09/30/2018	A	645,254
3,250,000	MA H&EFA (Milford Regional Medical Center)	5.000	07/15/2027	09/30/2018	A	3,276,553
40,000	MA Ralph C. Mahar Regional School District	4.000	08/01/2019	09/30/2018	A	40,048
4,000,000	MA School Building Authority	5.000	08/15/2025	08/15/2022	A	4,451,320
915,000	MA Water Resources Authority	6.500	07/15/2019	07/15/2019		953,165
10,000	North Reading, MA GO	4.000	09/15/2023	09/30/2018	A	10,016
100,000	Springfield, MA Water & Sewer	4.500	11/01/2018	09/30/2018	A	100,219
5,000	Worcester, MA GO	4.125	09/15/2023	09/30/2018	A	5,009
10,000	Worcester, MA GO	4.200	11/01/2024	09/30/2018	A	10,017
						14,120,256

Michigan—1.5%
400,000	Allen Park, MI GO	4.000	04/01/2020	09/30/2018	A	400,740
265,000	Charyl Stockwell Academy, MI Public School Academy[1]	4.875	10/01/2023	05/22/2021	B	265,639
4,000,000	Detroit, MI City School District Floaters Series 2016-XG0091 Trust	1.760 [2]	05/01/2030	09/07/2018	A	4,000,000
975,000	Detroit, MI Downtown Devel. Authority	4.750	07/01/2025	09/30/2018	A	987,402
31,000	Detroit, MI GO	5.250	04/01/2019	04/01/2019		30,950
50,000	Detroit, MI Sewer Disposal System	5.250	07/01/2019	09/30/2018	A	50,124
40,000	Detroit, MI Sewer Disposal System	5.250	07/01/2029	09/30/2018	A	40,108
2,190,000	Detroit, MI Water Supply System	5.750	07/01/2025	09/30/2018	A	2,196,679
550,000	Detroit, MI Water Supply System	5.750	07/01/2026	09/30/2018	A	551,677
665,000	MI Finance Authority (Unemployment Obligation Assessment)	5.000	07/01/2021	09/19/2018	A	669,535
4,000,000	MI GO (Environmental Program)	5.000	05/01/2019	09/30/2018	A	4,060,000
500,000	MI Hsg. Devel. Authority, Series A	4.750	10/01/2019	10/01/2018	A	501,175
325,000	Muskegon Heights, MI Water System	4.000	11/01/2021	11/01/2018	A	325,891
570,000	Muskegon Heights, MI Water System	4.000	11/01/2026	11/01/2018	A	571,169
50,000	Northville, MI Public Schools	4.000	05/01/2019	09/30/2018	A	50,083
1,400,000	Summit Academy North, MI Public School Academy	4.000	11/01/2024	11/11/2023	B	1,355,340
1,115,000	Wayne County, MI Downriver Sewer Disposal	5.125	11/01/2018	11/01/2018		1,119,861
375,000	Wayne, MI GO	4.400	10/01/2021	10/01/2018	A	375,810
						17,552,183

Minnesota—1.1%
205,000	Arlington, MN GO	3.000	12/01/2019	09/30/2018	A	205,254

12      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Minnesota (Continued)
$290,000	St. Paul, MN Hsg. & Redevel. Authority (Higher Ground Academy)	5.000%	12/01/2018	12/01/2018		$291,551
4,310,000	St. Paul, MN Hsg. & Redevel. Authority (Legends Berry Senior Apartments)	3.750 [2]	09/01/2021	03/01/2020	A	4,312,457
1,930,000	St. Paul, MN Hsg. & Redevel. Authority (Millberry Apartments)	3.750 [2]	03/01/2021	08/01/2019	A	1,931,139
4,500,000	St. Paul, MN Hsg. & Redevel. Authority (Un Flats Apts.)	2.750 [2]	02/01/2022	02/01/2021	D	4,466,340
750,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (St. Paul City School)	4.500	07/01/2028	05/10/2024	B	726,788
205,000	Woodbury, MN Charter School (MSA Building Company)	3.650	12/01/2020	12/01/2020		210,592
						12,144,121

Mississippi—0.2%
900,000	MS Devel. Bank (Jackson Public School District)	5.000	10/01/2023	05/10/2022	B	977,958
800,000	MS Devel. Bank (Jackson Water & Sewer System)	5.250	12/01/2022	12/01/2022		890,656
70,000	Parkway East, MS Public Improvement District	4.250	05/01/2020	10/31/2018	A	69,998
						1,938,612

Missouri—2.9%
245,000	Brentwood, MO Tax Increment (Hanley Stadium Redevel.)	3.200	11/01/2021	09/15/2019	B	243,611
285,000	Kansas City, MO IDA (Sales Tax)	4.250	04/01/2026	03/10/2023	B	292,986
170,000	Kansas City, MO Water	4.750	12/01/2028	12/01/2018	A	171,258
1,265,000	MO Devel. Finance Board (Branson Landing)	6.000	06/01/2020	12/13/2019	B	1,313,247
5,000	MO Environmental Improvement & Energy Resources Authority	4.250	07/01/2026	09/30/2018	A	5,008
40,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	09/30/2018	A	40,102
70,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	09/30/2018	A	70,199
19,395,000	MO H&EFA (LEC/LECMC/SCHA/CMHosp/LLCCN&HS/CMGC Obligated Group) Floaters Series 2015-XF1015 Trust	1.740 [2]	11/15/2048	09/14/2018	A	19,395,000
1,380,000	St. Louis County, MO IDA (Friendship Village)	5.000	09/01/2023	10/07/2021	B	1,469,700
95,000	St. Louis County, MO IDA (FVWC/FVSC/FVSL/FVO Obligated Group)[1]	3.000	09/01/2022	11/05/2019	B	95,355

13      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Missouri (Continued)
$9,880,000	St. Louis, MO Airport (Lambert-St. Louis International Airport) Floaters Series 2007 DCL-004 Trust	1.790%	[2]	07/01/2026	09/07/2018	A	$9,880,000
							32,976,466

Nevada—0.2%
1,045,000	North Las Vegas, NV GO	5.000		05/01/2021	09/30/2018	A	1,046,494
550,000	North Las Vegas, NV Wastewater Reclamation System	5.000		10/01/2021	09/30/2018	A	550,770
495,000	North Las Vegas, NV Wastewater Reclamation System	5.000		10/01/2022	09/30/2018	A	495,654
745,000	North Las Vegas, NV Wastewater Reclamation System	5.000		10/01/2023	09/30/2018	A	745,931
60,000	Reno, NV Hospital (RRMC/RTCS/RSMMC Obligated Group)	5.500		06/01/2023	09/25/2018	A	60,140
							2,898,989

New Hampshire—0.1%
750,000	NH H&EFA (Hillside Village)	3.500		07/01/2022	07/01/2019	A	751,973

New Jersey—8.8%
250,000	Atlantic City, NJ GO	5.000		03/01/2027	03/01/2027		286,620
16,010,000	Atlantic City, NJ GO Floaters Series 2017-XF2482 Trust	1.800 [2]		03/01/2042	09/07/2018	A	16,010,000
3,515,000	Casino Reinvestment Devel. Authority of NJ	5.000		11/01/2023	11/01/2023		3,871,280
2,525,000	Casino Reinvestment Devel. Authority of NJ	5.250		01/01/2019	09/30/2018	A	2,536,792
145,000	Casino Reinvestment Devel. Authority of NJ	5.250		06/01/2019	09/30/2018	A	145,439
1,500,000	Casino Reinvestment Devel. Authority of NJ	5.250		01/01/2024	09/30/2018	A	1,504,005
1,000,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)	5.250		01/01/2022	09/30/2018	A	1,006,320
75,000	Essex County, NJ Improvement Authority (Newark)	5.000		11/01/2020	11/13/2019	B	77,628
80,000	Jackson Township, NJ School District	5.250		06/15/2019	06/15/2019		81,988
500,000	Newark, NJ GO	5.000		07/15/2019	07/15/2019		509,450
335,000	Newark, NJ GO	5.000		07/15/2019	07/15/2019		341,331
1,000,000	NJ Building Authority	5.000		06/15/2025	06/15/2025		1,166,470
1,500,000	NJ Building Authority	5.000		06/15/2025	06/15/2025		1,697,430
130,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	3.500		09/01/2022	01/03/2021	B	128,242
6,840,000	NJ EDA (Motor Vehicle Surcharges)	5.250		07/01/2025	07/01/2025		7,728,790
820,000	NJ EDA (Motor Vehicle Surcharges)	5.250		07/01/2025	07/01/2025		972,471

14      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$15,000	NJ EDA (Municipal Loan Pool)	4.625%	11/15/2020	09/30/2018	A	$15,034
2,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2023	03/01/2023		2,179,980
3,000,000	NJ EDA (School Facilities Construction)	5.000	03/01/2025	03/01/2023	A	3,248,910
3,010,000	NJ EDA (School Facilities Construction)	5.500	09/01/2023	09/01/2023		3,378,484
6,000,000	NJ EDA (School Facilities Construction)	5.500	09/01/2024	09/01/2024		6,844,860
1,000,000	NJ Educational Facilities Authority (Higher Education)	5.000	06/15/2026	06/15/2024	A	1,092,010
400,000	NJ Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital)	5.000	09/15/2023	09/15/2023		438,444
5,690,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)	5.500	10/01/2023	10/01/2018	A	5,706,444
1,320,000	NJ Higher Education Student Assistance Authority (Student Loans)	5.375	06/01/2024	06/01/2019	A	1,344,922
5,000	NJ Hsg. & Mtg. Finance Agency	4.375	11/01/2019	09/30/2018	A	5,010
155,000	NJ Hsg. & Mtg. Finance Agency	5.000	05/01/2021	09/30/2018	A	155,312
15,000	NJ Sports & Expositions Authority	4.125	09/01/2018	06/30/2018	A	15,000
125,000	NJ Sports & Expositions Authority	4.500	09/01/2023	09/30/2018	A	125,200
400,000	NJ Transportation Trust Fund Authority	5.000	12/15/2023	09/24/2018	A	400,780
1,000,000	NJ Transportation Trust Fund Authority	5.000	06/15/2024	06/15/2024		1,113,180
30,000	NJ Transportation Trust Fund Authority	5.000	12/15/2024	09/24/2018	A	30,058
1,645,000	NJ Transportation Trust Fund Authority	5.000	06/15/2025	06/15/2022	A	1,776,271
750,000	NJ Transportation Trust Fund Authority	5.000	12/15/2026	09/24/2018	A	751,433
175,000	NJ Transportation Trust Fund Authority	5.000	12/15/2027	09/24/2018	A	175,334
5,000,000	NJ Transportation Trust Fund Authority	5.000	06/15/2028	06/15/2026	A	5,607,800
4,505,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		5,024,111
1,370,000	NJ Transportation Trust Fund Authority	5.250	12/15/2023	12/15/2023		1,543,593
460,000	NJ Transportation Trust Fund Authority	5.250	06/15/2026	06/15/2021	A	488,124
12,160,000	NJ Transportation Trust Fund Authority	5.500	12/15/2019	12/15/2019		12,690,784
5,000,000	NJ Transportation Trust Fund Authority	5.500	12/15/2020	12/15/2020		5,367,900

15      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$1,000,000	NJ Transportation Trust Fund Authority	5.500%	12/15/2022	12/15/2022		$1,121,380
1,680,000	NJ Turnpike Authority	6.000	01/01/2019	01/01/2019		1,703,268
125,000	Salem County, NJ Improvement Authority (Stand Up for Salem)	5.375	08/15/2028	09/30/2018	A	125,255
						100,533,137

New Mexico—0.1%
210,000	Farmington, NM Hospital (San Juan Regional Medical Center)	5.000	06/01/2023	09/30/2018	A	210,594
410,000	University of New Mexico	6.000	06/01/2021	01/31/2020	B	431,554
						642,148

New York—6.2%
160,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	04/01/2019		159,176
1,665,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	10/23/2020	B	1,731,100
26,190,000	Build NYC Resource Corp. (Blue School) Floaters Series 2018-XF1071 Trust	1.910 [2]	09/01/2046	09/14/2018	A	26,190,000
750,000	Dutchess County, NY IDA (Bard College)	5.000	08/01/2022	09/30/2018	A	750,360
2,725,000	Elmira, NY GO	3.500	05/24/2019	05/24/2019		2,732,630
3,122,005	Elmira, NY GO	3.750	07/16/2019	07/16/2019		3,134,868
305,000	Jefferson County, NY IDA Solid Waste Disposal (Reenergy Black River LLC)	4.750	01/01/2020	07/14/2019	B	301,983
3,000,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.250 [5]	06/01/2026	09/15/2018	A	3,000,480
155,000	NY Counties Tobacco Trust VI (TASC)	4.000	06/01/2019	06/01/2019		157,373
345,000	NY Counties Tobacco Trust VI (TASC)	4.000	06/01/2020	06/01/2020		356,306
350,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2021	06/01/2021		375,319
300,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2022	06/01/2022		327,837
685,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2023	06/01/2023		759,439
460,000	NY Counties Tobacco Trust VI (TASC)	5.000	06/01/2026	06/01/2026		523,438
160,000	NY Triborough Bridge & Tunnel Authority	6.125	01/01/2021	10/15/2019	B	167,611
6,455,000	NYC GO	5.000	08/01/2022	08/01/2021	A	7,010,324
9,070,000	NYC GO	5.000	10/01/2022	10/01/2022		10,117,585
860,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	08/19/2021	B	872,582
1,845,000	NYS DA (State University Educational Facilities)	5.500	05/15/2019	05/15/2019		1,894,704

16      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$5,070,000	NYS ERDA (Niagara Mohawk Power Corp.)	4.200%	[2]	12/01/2023	12/01/2023		$5,070,000
3,335,000	NYS UDC (State Facilities)	5.700		04/01/2020	10/06/2019	B	3,472,002
280,000	Oyster Bay, NY GO	3.250		08/01/2019	08/01/2019		283,072
1,500,000	Port Authority NY/NJ (JFK International Air Terminal)	5.000		12/01/2020	12/13/2019	B	1,559,670
100,000	Poughkeepsie, NY GO	4.000		03/15/2019	09/30/2018	A	100,189
50,000	Ramapo, NY GO	4.000		08/01/2020	09/30/2018	A	50,084
100,000	Ramapo, NY GO	4.000		08/01/2021	09/30/2018	A	100,164
5,000	Riverhead, NY GO	4.000		12/01/2023	09/30/2018	A	5,007
30,000	Suffolk County, NY IDA (Dowling College)[6,7]	6.700		12/01/2020	09/30/2018	A	1,500
							71,204,803

North Carolina—0.2%
2,485,000	Charlotte, NC COP	3.000		06/01/2022	09/30/2018	A	2,487,137
5,000	University of North Carolina System (NCATSU/UNCC/UNCG/UNCW/UNCA Obligated Group)	5.000		04/01/2022	09/30/2018	A	5,013
							2,492,150

North Dakota—0.0%
80,000	Williston, ND Sales Tax	3.000		05/01/2020	03/15/2020	B	79,831
Ohio—1.3%
1,355,000	Butler County, OH Hospital Facilities (UCH/UCHS/UCMC/WCHosp/UCPC Obligated Group)	5.500		11/01/2022	11/01/2020	A	1,459,904
4,245,000	Cleveland, OH Waterworks (Dept. of Public Utilities Division)	5.500		01/01/2021	01/14/2020	B	4,430,167
980,000	Cleveland-Cuyahoga County, OH Port Authority	5.750		11/15/2020	11/28/2019	B	1,018,808
60,000	Dayton, OH GO	4.500		12/01/2024	09/30/2018	A	60,139
290,000	Frontier, OH Local School District	6.500		12/01/2019	06/08/2019	B	299,492
340,000	Northwest, OH Local School District (Stark, Summit & Wayne Counties)	3.500		12/01/2028	12/01/2018	A	341,139
2,000,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[8]	5.625		06/01/2018	06/01/2018		1,930,000
2,225,000	OH Higher Educational Facility Commission (Hiram College)	6.000		10/01/2021	10/01/2018	A	2,228,293
2,460,000	OH Higher Educational Facility Commission (University of Dayton)[4]	3.480		12/01/2023	12/01/2023		2,474,096
940,000	OH River South Authority (Lazarus Building Redevel.)	5.750		12/01/2027	09/30/2018	A	941,889
25,000	Stark County, OH GO	4.375		12/01/2024	09/30/2018	A	25,051
							15,208,978

17      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oklahoma—0.3%
$575,000	McGee Creek, OK Water Authority	6.000%	01/01/2023	02/12/2021	B	$620,948
2,490,000	OK Devel. Finance Authority (Haverland Carter Lifestyle Group/La Vida Llena/Sommerset Neighborhood Obligated Group)	5.000	07/01/2025	09/22/2022	B	2,669,704
475,000	OK Municipal Power Authority	5.750	01/01/2024	12/08/2020	B	511,499
16,316	Oklahoma County, OK HFA (Single Family Mtg.)[1]	4.300	10/01/2020	09/30/2018	A	16,347
						3,818,498

Oregon—0.2%
950,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)	2.800	05/15/2024	11/15/2019	A	951,197
630,000	Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst)	3.200	05/15/2025	05/15/2020	A	631,840
5,000	Clackamas County, OR School District No. 86	4.350	06/15/2025	09/30/2018	A	5,009
350,000	Corvallis, OR Sewer System	3.000	05/01/2019	09/30/2018	A	351,760
120,000	OR Health & Science University	2.975 [3]	07/01/2021	07/20/2020	B	108,899
75,000	Tri-County, OR Metropolitan Transportation District	3.000	11/01/2018	09/20/2018	A	75,051
40,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	4.750	05/01/2029	09/30/2018	A	40,016
15,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)	5.000	05/01/2022	09/30/2018	A	15,116
						2,178,888

Other Territory—3.3%
19,755,000	Public Hsg. Capital Fund Multi-State Revenue Trust I Floaters Series 2017-XG0136 Trust	2.090 [2]	12/01/2029	09/07/2018	A	19,755,000
6,865,000	Public Hsg. Capital Fund Multi-State Revenue Trust II Floaters Series 2017-XG0137 Trust	2.140 [2]	09/01/2027	09/07/2018	A	6,865,000
11,345,000	Public Hsg. Capital Fund Multi-State Revenue Trust II Floaters Series 2017-XG0138 Trust	2.090 [2]	07/01/2033	09/07/2018	A	11,345,000
412,224	Public Hsg. Capital Fund Multi-State Revenue Trust III	5.000	07/01/2022	08/17/2020	B	412,158
						38,377,158

Pennsylvania—4.4%
70,000	Allegheny County, PA HEBA (Duquesne University of the Holy Spirit)	5.000	04/01/2019	09/30/2018	A	71,333

18      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$445,000	Allegheny County, PA HEBA (Robert Morris University)	5.000%		10/15/2026	02/24/2025	B	$498,097
560,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.600		07/01/2023	08/26/2021	B	552,821
1,780,000	Bangor, PA Area School District	2.500		03/15/2023	09/30/2018	A	1,780,338
120,000	Berks County, PA GO	5.850		11/15/2018	11/15/2018		120,899
310,000	Coatesville, PA Area School District	5.000		12/01/2021	12/01/2021		334,862
400,000	Coatesville, PA Area School District	5.000		12/01/2022	12/01/2022		437,944
400,000	Coatesville, PA Area School District	5.000		12/01/2023	06/01/2023	A	434,892
425,000	Coatesville, PA Area School District	5.000		12/01/2024	06/01/2023	A	463,250
50,000	Erie County, PA Hospital Authority (St. Mary’s Home of Erie)	4.500		07/01/2023	09/30/2018	A	50,107
3,100,000	Erie County, PA Hospital Authority (St. Vincent’s Health)	7.000		07/01/2027	07/01/2020	A	3,387,587
355,000	Hazleton, PA GO	4.050		12/01/2018	09/30/2018	A	355,650
365,000	Hazleton, PA GO	4.100		12/01/2019	09/30/2018	A	365,847
2,075,000	Luzerne County, PA GO	5.000		05/15/2022	05/15/2022		2,269,967
2,260,000	Luzerne County, PA GO	5.000		05/15/2023	05/15/2023		2,506,611
2,795,000	Luzerne County, PA GO	5.000		11/15/2023	11/15/2023		3,123,189
585,000	Luzerne County, PA GO	7.000		11/01/2018	11/01/2018		589,036
500,000	Oswayo Valley, PA School District	2.000		02/15/2020	02/15/2020		499,855
6,040,000	PA Convention Center Authority[1]	6.000		09/01/2019	03/08/2019	B	6,159,350
2,750,000	PA EDFA (US Airways Group)	8.000		05/01/2029	05/01/2020	A	2,972,145
6,200,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2023	06/01/2023		6,853,356
1,765,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)	5.000		04/01/2033	04/01/2023	A	1,847,037
635,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)	6.250		06/15/2023	07/30/2021	B	682,809
190,000	Philadelphia, PA Regional Port Authority	5.000		09/01/2019	09/30/2018	A	190,426
510,000	Pittsburgh, PA Urban Redevel. Authority (Eva P Mitchell Hsg.)	4.200		10/20/2024	09/14/2019	A	519,435
5,000,000	Pittsburgh, PA Water & Sewer Authority [US0001M+64]	2.097	[9]	09/01/2040	06/01/2020	A	5,010,050
2,555,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/LVHM/SRehC/SRMC/ NPHC/SMCSJS/PMCtr/PHSys Obligated Group)	5.750		07/01/2022	01/26/2021	B	2,759,145
1,000,000	Reading, PA School District	3.125		04/01/2024	09/30/2018	A	1,000,170

19      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$500,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)	5.000%	11/15/2021	05/15/2020	A	$527,690
825,000	Stroudsburg, PA Area School District	3.000	04/01/2027	09/30/2018	A	825,239
1,025,000	Washington County, PA Redevel. Authority	5.000	07/01/2028	02/22/2026	A	1,068,091
1,010,000	Wilkes-Barre, PA Area School District	5.000	08/01/2024	08/01/2024		1,147,219
1,160,000	Wilkes-Barre, PA Area School District	5.000	08/01/2026	08/01/2026		1,334,499
						50,738,946

Rhode Island—0.0%
10,000	RI Clean Water Finance Agency	4.500	10/01/2022	10/01/2022		10,977
5,000	RI Clean Water Protection Finance Agency	5.000	10/01/2018	10/01/2018		5,013
100,000	RI Clean Water Protection Finance Agency	5.500	10/01/2018	10/01/2018		100,294
50,000	RI Economic Devel. Corp. (University of Rhode Island Steam Generation Facility)	5.000	11/01/2019	09/30/2018	A	50,132
						166,416

South Carolina—4.3%
620,000	Florence-Darlington, SC Commission for Technical Education	5.000	03/01/2028	09/01/2023	A	676,159
10,000	Greenville, SC Hospital System (GPH/GHlthS/EFGHS Obligated Group)	5.250	05/01/2020	09/30/2018	A	10,027
40,000,000	SC Financing Agency (Patriots Energy Group/Municipal Gas Authority of Georgia)	4.000 [2]	10/01/2048	11/01/2023	A	42,530,000
25,000	SC Jobs-EDA (FMU Student Hsg.)	4.250	08/01/2024	09/30/2018	A	25,027
6,500,000	SC Jobs-EDA (Royal Live Oaks Academy of the Arts & Sciences Charter School)	3.000	08/01/2020	02/01/2020	A	6,517,680
						49,758,893

South Dakota—1.2%
13,210,000	SD H&EFA (Sanford/SanH/SMCtr/SClinic/SHN/SHlthF/SHNM/ SMCTRF/SN/SHFN/SCN/SHHlth Obligated Group) Floaters Series 2016-XG0096 Trust	1.760 [2]	11/01/2040	09/07/2018	A	13,210,000

Tennessee—2.4%
380,000	Bristol, TN Industrial Devel. Board	4.722 [3]	12/01/2018	12/01/2018		376,804

20      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Tennessee (Continued)
$1,250,000	Bristol, TN Industrial Devel. Board	4.846%[3]	12/01/2019	12/01/2019		$1,194,500
1,000,000	Bristol, TN Industrial Devel. Board	4.909 [3]	12/01/2020	12/01/2020		915,150
475,000	Elizabethton, TN H&EFB (MSHA/BRMMC/SCCH/NCH Obligated Group)	7.000	07/01/2020	08/18/2019	A	505,747
10,000	Memphis, TN Sanitary Sewerage System	4.500	10/01/2027	09/30/2018	A	10,018
18,570,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center) Floaters Series 2016-XF1054 Trust	1.760 [2]	07/01/2046	09/07/2018	A	18,570,000
3,000,000	TN Energy Acquisition Gas Corp.	2.650	11/01/2020	11/01/2020		2,994,330
2,000,000	TN Energy Acquisition Gas Corp.	5.000	02/01/2019	02/01/2019		2,025,380
200,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2018	09/01/2018		200,000
450,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2019	09/01/2019		464,337
						27,256,266

Texas—11.1%
695,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)	4.000	06/15/2026	09/07/2023	B	692,665
29,920,000	Austin, TX GO	5.250	05/15/2025	06/26/2023	B	33,944,240
1,200,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2023	12/01/2023		1,274,196
1,865,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital	5.000	12/01/2024	12/01/2024		1,981,768
45,000	Brazoria County, TX Municipal Utility District No. 25[1]	5.000	03/01/2030	09/30/2018	A	45,230
10,000	Brazoria County, TX Municipal Utility District No. 26	4.125	09/01/2018	06/30/2018	A	10,000
675,000	El Paso County, TX Hospital District COP	5.000	08/15/2025	08/15/2023	A	736,270
1,085,000	Fort Bend County, TX Levee Improvement District No. 11	4.050	09/01/2027	09/30/2018	A	1,086,877
495,000	Fort Bend County, TX Municipal Utility District No. 116	3.000	09/01/2019	09/01/2019		499,628
210,000	Fort Bend County, TX Municipal Utility District No. 118	3.000	09/01/2019	09/01/2019		211,963
515,000	Fort Bend County, TX Municipal Utility District No. 118	3.000	09/01/2019	09/01/2019		519,815
210,000	Fort Bend County, TX Municipal Utility District No. 121	3.000	09/01/2019	09/01/2019		211,963
140,000	Fort Bend County, TX Municipal Utility District No. 138	2.000	09/01/2019	09/01/2019		140,204
115,000	Fort Bend County, TX Municipal Utility District No. 171	5.000	09/01/2019	09/01/2019		118,396

21      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$300,000	Fort Bend County, TX Municipal Utility District No. 30	3.000%	09/01/2019	09/01/2019		$302,805
235,000	Fort Bend County, TX Municipal Utility District No. 34	2.000	09/01/2019	09/01/2019		234,908
120,000	Fort Bend County, TX Municipal Utility District No. 34	2.000	09/01/2019	09/01/2019		119,927
11,675,000	Fort Worth, TX Special Tax Floaters Series 2017-XM0531 Trust	1.730 [2]	03/01/2023	09/07/2018	A	11,675,000
275,000	Garland, TX Independent School District	3.000	02/15/2020	09/30/2018	A	275,305
650,000	Grant Road, TX Public Utility District	3.000	10/01/2019	10/01/2019		656,578
405,000	Harris County, TX Fresh Water Supply District No. 61	3.000	09/01/2019	09/01/2019		408,945
455,000	Harris County, TX Municipal Utility District No. 1	4.100	09/01/2022	09/01/2018	A	455,000
615,000	Harris County, TX Municipal Utility District No. 105	4.000	03/01/2027	03/01/2019	A	619,065
350,000	Harris County, TX Municipal Utility District No. 151	2.000	09/01/2019	09/01/2019		349,787
340,000	Harris County, TX Municipal Utility District No. 151	3.000	09/01/2019	09/01/2019		343,179
250,000	Harris County, TX Municipal Utility District No. 222	2.000	09/01/2019	09/01/2019		250,365
605,000	Harris County, TX Municipal Utility District No. 276	3.000	09/01/2019	09/01/2019		610,657
915,000	Harris County, TX Municipal Utility District No. 367	3.500	09/01/2019	09/01/2019		928,826
590,000	Harris County, TX Municipal Utility District No. 370	2.750	12/01/2019	12/01/2019		595,086
345,000	Harris County, TX Municipal Utility District No. 372	3.500	09/01/2019	09/01/2019		349,906
2,510,000	Harris County, TX Municipal Utility District No. 53	2.000	09/01/2019	09/01/2019		2,511,456
235,000	Harris County, TX Municipal Utility District No. 70	2.000	10/01/2019	10/01/2019		235,221
325,000	Harris County, TX Water Control & Improvement District No. 110	3.000	09/01/2019	09/01/2019		328,039
275,000	Harris County, TX Water Control & Improvement District No. 89	4.000	10/01/2019	09/30/2018	A	277,915
10,000	Lower Valley, TX Water District	5.000	09/15/2018	09/15/2018		10,010
275,000	Maverick County, TX GO COP	5.000	03/01/2020	09/30/2018	A	275,819
175,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)	5.000	09/15/2018	09/15/2018		175,072
155,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living-Langford Project)[1]	3.000	11/15/2021	11/15/2021		154,622

22      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$7,315,000	North Central TX HFDC (Presbyterian Healthcare)	5.750%	06/01/2026	03/18/2023	B	$8,392,061
15,000	North TX Municipal Water District (Parker Creek)	5.125	06/01/2023	09/30/2018	A	15,042
105,000	Red River, TX Health Facilities Devel. Corp. (Wichita Falls Retirement Foundation)	4.700	01/01/2022	07/22/2020	B	108,348
490,000	Robstown, TX GO COP	3.345 [3]	03/01/2024	03/01/2024		403,064
150,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	4.900	09/15/2024	06/25/2022	B	147,012
50,000	San Antonio, TX Airport System	5.250	07/01/2032	09/30/2018	A	50,938
3,905,000	San Antonio, TX Electric & Gas Systems	5.650	02/01/2019	02/01/2019		3,969,862
300,000	Sienna Plantation, TX Municipal Utility Distron No. 2	2.000	10/01/2019	10/01/2019		300,759
130,000	Spencer Road, TX Public Utility District	2.000	09/01/2019	09/01/2019		130,419
960,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	3.875	11/15/2022	05/15/2019	A	960,125
1,095,000	TX Municipal Gas Acquisition & Supply Corp.	5.250	12/15/2018	12/15/2018		1,104,789
13,780,000	TX Municipal Gas Acquisition & Supply Corp.	6.250	12/15/2026	08/04/2023	B	15,968,540
31,035,000	TX Municipal Gas Acquisition & Supply Corp. II [MUNIPSA+55][1]	2.110 [9]	09/15/2027	01/16/2019	A	30,719,684
1,000,000	TX Municipal Gas Acquisition & Supply Corp. III	5.000	12/15/2020	12/15/2020		1,062,990
100,000	Williamson County, TX Municipal Utility District No. 13	4.750	08/15/2019	08/15/2019		102,569
300,000	Woodville, TX Independent School District	4.000	02/15/2019	09/30/2018	A	302,301
						127,355,211

Vermont—0.1%
390,000	Burlington, VT GO	5.000	11/01/2018	11/01/2018		391,977
200,000	Burlington, VT GO	5.000	11/01/2021	11/01/2021		217,168
						609,145

Virginia—0.5%
30,000	Bristol, VA Utility System	5.000	07/15/2021	07/27/2020	B	31,595
400,000	Chesterfield County, VA EDA (Brandermill Woods)	5.000	01/01/2019	01/01/2019		403,336
275,000	Fairfax County, VA IDA (IHS/IHSF/IHCS/LHCtr Obligated Group)	5.250	08/15/2019	08/15/2019		284,210
80,000	Upper Occoquan, VA Sewage Authority	5.150	07/01/2020	01/05/2020	B	83,336

23      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Virginia (Continued)
$5,250,000	Upper Occoquan, VA Sewage Authority	5.150%	07/01/2020	01/05/2020	B	$5,468,925
						6,271,402

Washington—0.5%
1,000,000	Grays Harbor County, WA Public Hospital District No. 1	3.000	08/01/2019	08/01/2019		999,270
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600	03/01/2028	09/30/2018	A	25,002
535,000	Snohomish County, WA Public Utility District No. 1	6.800	01/01/2020	07/16/2019	B	556,164
3,205,000	WA GO	5.000	07/01/2023	07/01/2023		3,633,765
						5,214,201

West Virginia—0.2%
2,200,000	WV Hospital Finance Authority (Charleston Area Medical Center)	5.125	09/01/2023	09/01/2019	A	2,257,354

Wisconsin—1.2%
1,585,000	WI Center District	5.250	12/15/2023	07/28/2022	B	1,751,330
10,170,000	WI Public Finance Authority (Prairie Oaks Devel.) Floaters Series 2017-XF1064 Trust	1.860 [2]	09/01/2047	09/13/2018	A	10,170,000
245,000	WI Public Finance Authority Charter School (Voyager Foundation)	4.125	10/01/2024	06/07/2021	A	249,478
800,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	4.000	12/01/2020	12/01/2020		808,848
485,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)	4.000	01/01/2024	08/12/2021	B	490,888
						13,470,544

Total Investments, at Value (Cost $1,097,928,092)—95.9%						1,099,861,934
Net Other Assets (Liabilities)—4.1						46,536,765
Net Assets—100.0%						$1,146,398,699

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principle payments prior to the applicable optional call date.

D. Date of mandatory put.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

24      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

9. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

To simplify the listings of securities, abbreviations are used per the table below:

ACMC	Advocate Condell Medical Center
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
ALIA	Alliance of Long Island Agencies
ANSHN	Advocate North Side Health Network
ASH	Advocate Sherman Hospitals
BHF	Baptist Health Floyd
BRMMC	Blue Ridge Medical Management Corporation
CDA	Communities Devel. Authority
CMGC	Cox Medical Group Clinics
CMHosp	Cox-Monett Hospital
COP	Certificates of Participation
DA	Dormitory Authority
DRMCH	Downey Regional Medical Center Hospital
EDA	Economic Devel. Authority
EDFA	Economic Devel. Finance Authority
EFGHS	Endowment Fund of the Greenville Hospital System
ERDA	Energy Research and Devel. Authority
FMU	Francis Marion University
FVO	FV Operations
FVSC	Friendship Village of South County
FVSL	Friendship Village St. Louis
FVWC	Friendship Village of West County
GHlthS	Greenville Health System
GO	General Obligation
GPH	GHS Partners in Health

H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.

25      OPPENHEIMER SHORT TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HFDC	Health Facilities Devel. Corp.
IC	Interhealth Corporation
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
IDA	Industrial Devel. Agency
IHCS	Inova Health Care Services
IHS	Inova Health System
IHSF	Inova Health System Foundation
IMC	IHC Management Corporation
JCLHN	John C. Lincoln Health Network
JFK	John Fitzgerald Kennedy
LEC	Lester E. Cox
LECMC	Lester E. Cox Medical Centers
LHCtr	Loudoon Hospital Center
LLCCN&HS	Lester L. Cox College of Nursing & Health Services
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MRC	Methodist Retirement Communities
MSA	Math & Science Academy
MSHA	Mountain State Health Alliance
MUNIPSA	SIFMA Municipal Swap Index Yield
NCATSU	North Carolina Agricultural & Technical State University
NCH	Norton Community Hospital
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PFA	Public Financing Authority
PHSys	Pocono Health System
PIH	Presbyterian Intercommunity Hospital
PMCtr	Pocono Medical Center
PSCH	Professional Service Centers for the Handicapped, Inc.
RRMC	Renown Regional Medical Center
RSMMC	Renown South Meadows Medical Center
RTCS	Renown Transitional Care Services
SanH	Sanford Health
SCCH	Smyth County Community Hospital
SCHA	Skaggs Community Hospital Association
SClinic	Sanford Clinic
SCN	Sanford Clinic North
SHC	Scottsdale Healthcare Corp.
SHFN	Sanford Health Foundation North
SHH	Scottsdale Healthcare Hospitals
SHHlth	Sanford Home Health
SHlthF	Sanford Health Foundation
SHN	Sanford Health Network
SHNM	Sanford Health of Northern Minnesota
SHRC	Scottsdale Healthcare Realty Corp.
SIFMA	Securities Industry and Financial Markets Association
SMCSJS	Schuylkill Medical Center South Jackson Street

26      OPPENHEIMER SHORT TERM MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SMCtr	Sanford Medical Center
SMCTRF	Sanford Medical Center Thief River Facility
SN	Sanford North
SPEARS	Short Puttable Exempt Adjustable Receipts
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center

TASC	Tobacco Settlement Asset-Backed Bonds
UCH	UC Health
UCHS	UC Healthcare System
UCMC	University of Cincinnati Medical Center
UCPC	University of Cincinnati Physicians Company
UDC	Urban Development Corporation
UNCA	University of North Carolina at Asheville
UNCC	University of North Carolina at Charlotte
UNCG	University of North Carolina at Greensboro
UNCW	University of North Carolina at Wilmington
US0001M	ICE LIBOR USD 1 Month
USDA	U.S. Department of Agriculture
WCHosp	West Chester Hospital

27      OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS August 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester Short Term Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

28      OPPENHEIMER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

29      OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$1,376,877	$—	$1,376,877
Alaska	—	8,862,494	—	8,862,494
Arizona	—	13,806,903	—	13,806,903
Arkansas	—	25,069	—	25,069
California	—	87,498,607	—	87,498,607
Colorado	—	59,641,563	—	59,641,563
Connecticut	—	31,855,945	—	31,855,945
Delaware	—	50,086	—	50,086
District of Columbia	—	10,403,922	—	10,403,922
Florida	—	80,207,915	—	80,207,915
Georgia	—	9,130,755	—	9,130,755
Idaho	—	91,337	—	91,337
Illinois	—	134,274,695	—	134,274,695
Indiana	—	24,716,524	—	24,716,524
Iowa	—	505,552	—	505,552
Kansas	—	25,146	—	25,146
Kentucky	—	21,860,269	—	21,860,269
Louisiana	—	2,226,737	—	2,226,737
Maryland	—	74,969	—	74,969
Massachusetts	—	14,120,256	—	14,120,256
Michigan	—	17,552,183	—	17,552,183
Minnesota	—	12,144,121	—	12,144,121
Mississippi	—	1,938,612	—	1,938,612
Missouri	—	32,976,466	—	32,976,466
Nevada	—	2,898,989	—	2,898,989
New Hampshire	—	751,973	—	751,973
New Jersey	—	100,533,137	—	100,533,137
New Mexico	—	642,148	—	642,148
New York	—	71,203,303	1,500	71,204,803
North Carolina	—	2,492,150	—	2,492,150
North Dakota	—	79,831	—	79,831
Ohio	—	15,208,978	—	15,208,978
Oklahoma	—	3,818,498	—	3,818,498
Oregon	—	2,178,888	—	2,178,888
Other Territory	—	38,377,158	—	38,377,158
Pennsylvania	—	50,738,946	—	50,738,946
Rhode Island	—	166,416	—	166,416
South Carolina	—	49,758,893	—	49,758,893
South Dakota	—	13,210,000	—	13,210,000
Tennessee	—	27,256,266	—	27,256,266
Texas	—	127,355,211	—	127,355,211
Vermont	—	609,145	—	609,145
Virginia	—	6,271,402	—	6,271,402

30      OPPENHEIMER SHORT TERM MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Washington	$—	$5,214,201	$—	$5,214,201
West Virginia	—	2,257,354	—	2,257,354
Wisconsin	—	13,470,544	—	13,470,544

Total Assets	$—	$1,099,860,434	$1,500	$1,099,861,934

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$3,685,325

Sold securities	13,599,966

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet

31      OPPENHEIMER SHORT TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$1,980,000
Market Value	$1,930,000
Market Value as % of Net Assets	0.17%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

32      OPPENHEIMER SHORT TERM MUNICIPAL FUND

4. Market Risk Factors (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Subsequent Event

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

33      OPPENHEIMER SHORT TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	10/19/2018
By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	10/19/2018